SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Accounting Standards Issued But Not Yet Effective) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Future minimum operating lease commitments		¥ 1,212,557
Restricted cash	$ 91,512	¥ 635,366	¥ 266,403